Basis of Presentation and Description of Business - Additional Information (Detail) (USD $)	3 Months Ended		7 Months Ended	12 Months Ended							91 Months Ended	94 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2006	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Sep. 30, 2007	Sep. 30, 2013	Dec. 31, 2013
Net loss	$ 808,441	$ 204,955	$ 18,153	$ 1,853,791	$ 576,911	$ 573,472	$ 420,093	$ 504,687	$ 233,040	$ 450,038	$ 4,631,871	$ 5,440,312